Intangibles (Tables)	12 Months Ended
Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Schedule of other intangibles
Other intangibles
Other intangibles consisted of the following as of December 31, 2018 and 2017:

	As of December 31,
	2018	2017
Goodwill	$58,094	$58,094
Customer relationships, net	261,941	283,118
Contractual vendor intangible assets	8,535	10,606
Tradename, net	—	3,694
	$328,570	$355,512

Schedule of movements in maintenance rights intangible
Movements in maintenance rights during the years ended December 31, 2018 and 2017 were as follows:

	Year Ended December 31,
	2018	2017
Maintenance rights at beginning of period	$1,464,599	$2,117,034
EOL and MR contract maintenance rights expense	(157,792)	(355,845)
MR contract maintenance rights write-off due to maintenance liability release	(29,656)	(77,494)
EOL contract maintenance rights write-off due to cash receipt	(99,671)	(106,433)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(89,234)	(112,663)
Maintenance rights at end of period	$1,088,246	$1,464,599

Maintenance Rights Intangible And Lease Premium, Net
Finite-Lived Intangible Assets [Line Items]
Schedule of maintenance rights and lease premiums
Maintenance rights and lease premium, net consisted of the following as of December 31, 2018 and 2017:

	As of December 31,
	2018	2017
Maintenance rights	$1,088,246	$1,464,599
Lease premium, net	24,944	37,259
	$1,113,190	$1,501,858

Lease Premium
Finite-Lived Intangible Assets [Line Items]
Schedule of maintenance rights and lease premiums
The following tables present details of lease premium and related accumulated amortization as of December 31, 2018 and 2017:

	As of December 31, 2018
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$73,300	$(48,356)	$24,944

	As of December 31, 2017
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$77,977	$(40,718)	$37,259

Schedule of estimated future amortization expense of intangible assets	As of December 31, 2018, the estimated future amortization expense for lease premium was as follows:

Estimated amortization expense
2019	$9,692
2020	7,405
2021	5,394
2022	914
2023	712
Thereafter	827
$24,944

Customer Relationships And Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Schedule of maintenance rights and lease premiums
The following tables present details of customer relationships and tradename and related accumulated amortization as of December 31, 2018 and 2017:

	As of December 31, 2018
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(98,059)	$261,941
Tradename	40,000	(40,000)	—
	$400,000	$(138,059)	$261,941

	As of December 31, 2017
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(76,882)	$283,118
Tradename	40,000	(36,306)	3,694
	$400,000	$(113,188)	$286,812

Schedule of estimated future amortization expense of intangible assets
As of December 31, 2018, the estimated future amortization expense for customer relationships was as follows:

Estimated amortization expense
2019	$21,176
2020	21,176
2021	21,176
2022	21,176
2023	21,176
Thereafter	156,061
$261,941